STOCKHOLDERS' EQUITY	6 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE
11
 -     STOCKHOLDERS’ EQUITY
On September 27, 2019, the Company declared a regular annual cash dividend of $0.21 per share to the holders of the Company’s ordinary shares. The record date was October 22, 2019, and the dividend was paid on November 12, 2019.
On September 27, 2018, the Company declared a regular annual cash dividend of $0.18 per share to the holders of the Company’s ordinary shares. The record date was October 22, 2018, and the dividend was paid on November 12, 2018.